Acquisitions, Goodwill and Intangible Assets (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 21, 2014 Subsequent Event [Member] MMT Technologies [Member]	Dec. 31, 2013 Evergreen Recycling Co., Inc. [Member]	Dec. 31, 2012 Full Circle Manufacturing Group, Inc. [Member] Intellectual Property [Member]	Dec. 31, 2013 Full Circle Manufacturing Group, Inc. [Member]	Mar. 31, 2014 MMT Technologies [Member] Business Acquisition, Shares Held in Escrow [Member]	Mar. 31, 2014 MMT Technologies [Member]	Mar. 31, 2013 MMT Technologies [Member]	Dec. 31, 2014 MMT Technologies [Member]	Dec. 31, 2013 MMT Technologies [Member]	Dec. 31, 2013 GSS Automotive Recycling, Inc. [Member]	Dec. 31, 2013 2013 Acquisitions [Member]
Acquisitions, Goodwill and Intangible Assets (Details) [Line Items]
Payments to Acquire Businesses, Gross	$ 0	$ 0	$ 539,304	$ 0		$ 59,304	$ 2,000,000					$ 50,000	$ 50,000	$ 430,000	$ 539,304
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)					204,750	377,372	3,000,000		100,000		204,750	100,000		455,000	200,000
Business Acquisition, Share Price (in Dollars per share)					$ 1.03	$ 1.57	$ 0.50				$ 1.03			$ 1.12
Business Combination, Consideration Transferred, Liabilities Incurred						10,010
Description of Lessee Leasing Arrangements, Operating Leases	Company rented office and warehouse space on a monthly basis under written rental agreements. The terms of these agreements range from several months to five years.							lease certain real property owned by NY Terminals for a five-year term
Operating Leases, Rent Expense	182,386		516,952	44,100				30,000
Description of Lessee Leasing Arrangements, Capital Leases								lease Full Circle's equipment for $32,900 a month for a term of five years
Capital Lease Obligations Incurred	0	0	1,714,974	0				32,900
Business Combination, Separately Recognized Transactions, Description													Pursuant to the Interim Management Agreement, the Company (through Acquisition Sub #3) purchased two vehicles and assumed control of MMT Technologies' business and all of the assets to be assigned to Acquisition Sub #3 pursuant to the MMT Agreement in exchange for $50,000 in cash, which will be deducted from the aggregate purchase price outlined in the MMT Agreement.
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Business Combination, Contingent Consideration Arrangements, Description														The acquisition of GSS includes a contingent consideration arrangement that requires the provision of $1.00 credit to the GSS Shareholders towards the purchase of additional shares of the Company for each additional $1.00 of Gross Profits (as defined in the GSS Agreement) that Acquisition Sub #7 earns in excess of $72,000 through December 31, 2014. The range of the undiscounted amounts the Company could owe under this arrangement is estimated to be between $0 and $38,000. The fair value of the contingent consideration on the acquisition date of approximately $0 was estimated based on the present value of projected payments, which were based on projected gross profit through 2014. These calculations and projections are based on significant inputs not observable in the market, which ASC 820 refers to as Level 3 inputs. Key assumptions include a discount rate of 25 percent as well as an increasing level of revenues and expenses based on probability factors at the acquisition date.
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low														0
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High														38,000
Business Combination, Contingent Consideration Arrangements, Basis for Amount														The fair value of the contingent consideration on the acquisition date of approximately $0 was estimated based on the present value of projected payments, which were based on projected gross profit through 2014. These calculations and projections are based on significant inputs not observable in the market, which ASC 820 refers to as Level 3 inputs. Key assumptions include a discount rate of 25 percent as well as an increasing level of revenues and expenses based on probability factors at the acquisition date.
Goodwill	835,295		779,303	159,484							55,992	55,992			619,819
Business Acquisition, Shares Held in Escrow (in Shares)			200,000
Business Combination, Acquisition Related Costs			35,000	25,000
Amortization of Intangible Assets			$ 183,310	$ 0						$ 53,458	$ 44,350